Loss Per Ordinary Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares Issuable Upon Conversion of Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share, Shares		5,193,427	5,193,427
Outstanding Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share, Shares	2,415,545	2,665,099	2,199,838
Preferred A-1 Warrants Converted to Ordinary Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from calculation of diluted loss per share, Shares		728,312	728,312